Annual Fund Operating Expenses	Sep. 24, 2025
Warren Street Global Equity ETF | Warren Street Global Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.20%	[1]
Expenses (as a percentage of Assets)	0.80%
Warren Street Global Bond ETF | Warren Street Global Bond ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.33%	[1]
Expenses (as a percentage of Assets)	0.73%

[1]	Other Expenses and Acquired Fund Fees and Expenses (“AFFE”) are estimated for the current fiscal year. AFFE are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies.